Significant Customers and Concentration of Credit Risk	12 Months Ended
Feb. 28, 2017
Risks and Uncertainties [Abstract]
SIGNIFICANT CUSTOMERS AND CONCENTRATION OF CREDIT RISK
SIGNIFICANT CUSTOMERS AND CONCENTRATION OF CREDIT RISK:

Net sales to our five largest customers represented 32.6%, 31.7% and 33.7% of our net sales for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, respectively. Net sales to our five largest customers are expected to continue to represent a significant portion of our revenues. Net sales to an individual customer which amount to 10% or more of our net sales, and the associated amounts receivable from this customer as a percentage of our accounts receivable, are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Southern Glazer’s Wine and Spirits
Net sales	14.1%	13.4%	15.4%
Accounts receivable	32.1%	32.0%	24.4%

Net sales for the above customer are primarily reported within the Wine and Spirits segment. Our arrangements with certain of our customers may, generally, be terminated by either party with prior notice. The majority of our accounts receivable balance is generated from sales to independent distributors with whom we have a predetermined collection date arranged through electronic funds transfer. We perform ongoing credit evaluations of our customers’ financial position, and management is of the opinion that any risk of significant loss is reduced due to the diversity of our customers and geographic sales area.